Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Current
Trade receivables		$ 2,757		$ 2,682
Amounts receivable in respect of construction contracts	[1]	951		1,027
Total trade receivables, gross		3,708		3,709		$ 4,167
Loss allowance		(140)		(133)
Total trade receivables, net		3,568		3,576
Amounts receivable from equity accounted investments		32		9
Prepayments and other receivables	[2]	486		646
Total		4,086		4,231	[3]	4,665	[3]
Non-current
Other receivables		$ 325	[2]	$ 356	[2]	$ 207	[3]

[1]	Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to $297 million and $202 million respectively (2019: $278 million and $206 million respectively).
[2]	Principally comprised of prepayments and deferred divestment consideration.
[3]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.